Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Summary of Income Tax Reconciliation

However, the Company’s UK, Polish and Singaporean subsidiaries are subject to local taxes.

	2016 (in thousands)	2017 (in thousands)	2018 (in thousands)
Net Income/(loss)	$44,638	$5,310	$(5,739)
Tax expense at statutory rate	$—	$—	$—

Total statutory tax charge	$—	$—	$—
Tax charge in UK subsidiaries	$669	$221	$254
Tax credit in Polish subsidiary	$—	$(130)	$(147)
Tax charge in Singapore subsidiary	$508	$306	$226

Total Tax charge	$1,177	$397	$333